Simplify Gamma Emerging Market Bond ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Principal Value
Foreign Bonds – 96.6%
Argentina – 2.8%
Argentine Republic Government International Bond, 4.13%, 7/9/2035 ................ $ 500,000 $ 311,891
Bahamas – 1.3%
Bahamas Government International Bond, 6.00%, 11/21/2028 ...................... 150,000 144,188
Brazil – 7.0%
Braskem Netherlands Finance BV, 8.00%, 10/15/2034, 144A(a) ..................... 250,000 239,550
Brazilian Government International Bond, 6.00%, 10/20/2033 ...................... 200,000 194,986
CSN Resources SA, 8.88%, 12/5/2030 ........................................ 150,000 148,041
LD Celulose International GmbH, 7.95%, 1/26/2032, 144A(a) ....................... 200,000 205,125
787,702
Chile – 1.8%
Latam Airlines Group SA, 7.88%, 4/15/2030, 144A(a) ............................. 200,000 198,750
Colombia – 19.4%
Aris Mining Corp., 8.00%, 10/31/2029, 144A(a) .................................. 200,000 203,432
Bancolombia SA, 8.63%, (US 5 Year CMT T-Note + 4.32%), 12/24/2034(b) ............ 200,000 211,578
Colombia Government International Bond, 8.75%, 11/14/2053 ...................... 310,000 308,648
Colombia Government International Bond, 8.38%, 11/7/2054 ....................... 200,000 191,110
Colombia Telecomunicaciones SA ESP, 4.95%, 7/17/2030 ......................... 408,000 367,604
Ecopetrol SA, 7.75%, 2/1/2032 ............................................... 250,000 245,625
Ecopetrol SA, 8.38%, 1/19/2036 .............................................. 300,000 292,470
Empresas Publicas de Medellin ESP, 4.25%, 7/18/2029 ........................... 200,000 182,742
Geopark Ltd., 8.75%, 1/31/2030, 144A(a) ...................................... 200,000 189,377
2,192,586
Dominican Republic – 25.2%
AES Espana BV, 5.70%, 5/4/2028 ............................................ 180,000 172,733
Dominican Republic International Bond, 10.50%, 3/15/2037, 144A(a) ................ DOP 120,000,000 1,946,526
Dominican Republic International Bond, 7.15%, 2/24/2055, 144A(a) ................. 200,000 200,700
Dominican Republic International Bond, 5.88%, 1/30/2060 ......................... 343,000 289,766
Empresa Generadora de Electricidad Haina SA, 5.63%, 11/8/2028 .................. 250,000 240,319
2,850,044
El Salvador – 6.2%
El Salvador Government International Bond, 7.65%, 6/15/2035 ..................... 250,000 231,936
El Salvador Government International Bond, 7.63%, 2/1/2041 ...................... 250,000 221,885
El Salvador Government International Bond, 9.65%, 11/21/2054, 144A(a) ............. 250,000 251,056
704,877
Guatemala – 3.5%
Energuate Trust, 5.88%, 5/3/2027 ............................................ 200,000 199,139
Investment Energy Resources Ltd., 6.25%, 4/26/2029 ............................ 200,000 192,188
391,327
Honduras – 3.1%
Honduras Government International Bond, 8.63%, 11/27/2034, 144A(a) .............. 350,000 347,112
Jamaica – 1.8%
Kingston Airport Revenue Finance Ltd., 6.75%, 12/15/2036, 144A(a) ................. 200,000 201,685
Mexico – 7.9%
Comision Federal de Electricidad, 6.45%, 1/24/2035, 144A(a) ...................... 400,000 385,132
Petroleos Mexicanos, 6.63%, 6/15/2035 ....................................... 170,000 136,009
Petroleos Mexicanos, 7.69%, 1/23/2050 ....................................... 500,000 373,565
894,706

Simplify Gamma Emerging Market Bond ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Principal Value
Foreign Bonds (continued)
Panama – 12.3%
Panama Government International Bond, 3.16%, 1/23/2030 ........................ $ 300,000 $ 262,222
Panama Government International Bond, 6.70%, 1/26/2036 ........................ 270,000 258,957
Panama Government International Bond, 7.88%, 3/1/2057 ......................... 300,000 294,915
Promerica Financial Corp., 10.75%, 8/14/2028 .................................. 200,000 209,146
Telecomunicaciones Digitales SA, 4.50%, 1/30/2030 ............................. 200,000 181,246
UEP Penonome II SA, 6.50%, 10/1/2038 ....................................... 207,877 185,529
1,392,015
Peru – 1.7%
Volcan Cia Minera SAA, 8.75%, 1/24/2030 ..................................... 200,000 198,314
Trinidad and Tobago – 2.6%
National Gas Co of Trinidad & Tobago Ltd., 6.05%, 1/15/2036 ...................... 100,000 92,331
Telecommunications Services of Trinidad & Tobago Ltd., 8.88%, 10/18/2029 ........... 200,000 203,581
295,912
Total Foreign Bonds (Cost $10,871,943) ........................................... 10,911,109
U.S. Treasury Bills – 1.5%
U.S. Treasury Bill, 4.29%, 5/8/2025 (c)
(Cost $169,265) ......................................................... 170,000 169,260
Shares
Money Market Funds – 0.2%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.15%(d)
(Cost $17,742) .......................................................... 17,742 17,742
Total Investments – 98.3%
(Cost $11,058,950) ............................................................ $ 11,098,111
Other Assets in Excess of Liabilities – 1.7% ........................................... 196,702
Net Assets – 100.0% ............................................................ $ 11,294,813
(a) Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased)
subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.
Total fair value of Rule 144A securities amounts to $4,368,445, which represents 38.7% of net assets as of March 31, 2025.
(b) Floating rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c) Represents a zero coupon bond. Rate shown reflects the effective yield.
(d) Rate shown reflects the 7-day yield as of March 31, 2025.
Currency Abbreviations:
DOP : Dominican Peso
Portfolio Abbreviations:
CMT : Treasury Constant Maturity Rate

Simplify Gamma Emerging Market Bond ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
3
INDUSTRY ALLOCATION
*
Government .................................................................................... 50.5%
Energy ........................................................................................ 15.1%
Utilities ........................................................................................ 11.1%
Basic Materials ................................................................................. 8.9%
Communications ................................................................................ 6.8%
Financial ...................................................................................... 3.8%
Industrial ...................................................................................... 1.8%
Airlines ........................................................................................ 1.8%
Money Market Funds ............................................................................ 0.2%
* Percentage of total investments as of March 31, 2025.